Accounts payable and accrued expenses (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Accounts payable and accrued expenses [Abstract]
Accounts payable		$ 14,580	$ 11,111
Accrued interest		643	510
Accrued voyage expenses		8,019	2,426
Accrued employee compensation		2,391	1,712
Other	[1]	3,764	3,903
Total accounts payable and accrued expenses	[2]	$ 29,398	$ 19,662

[1]	Other includes accrued operating expenses and accrued capital expenditures.
[2]	Amortized cost.